UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21682

                                 Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

                                                     Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

                                 Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity VIF (formerly known as BB&T Select Equity VIF)

Schedule of Portfolio Investments

September 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.2%)
	Consumer Discretionary (11.0%)
23,060	Comcast Corp., Class A	$481,954
7,560	Kohl’s Corp.	371,196
17,000	Lowe’s Cos., Inc.	328,780
14,428	Staples, Inc.	191,893
7,800	Target Corp.	382,512
13,830	Walt Disney Co. (The)	417,113

		2,173,448

	Consumer Staples (12.3%)
15,000	Archer-Daniels-Midland Co.	372,150
4,040	Coca-Cola Co. (The)	272,942
10,070	CVS Caremark Corp.	338,151
8,700	Kraft Foods, Inc., Class A	292,146
9,710	PepsiCo, Inc.	601,049
4,800	Procter & Gamble Co. (The)	303,264
4,830	Wal-Mart Stores, Inc.	250,677

		2,430,379

	Energy (11.1%)
4,380	Baker Hughes, Inc.	202,181
9,600	Cenovus Energy, Inc.	294,816
3,300	Chevron Corp.	305,316
2,760	ConocoPhillips	174,763
5,100	Exxon Mobil Corp.	370,413
6,500	Schlumberger, Ltd.	388,245
18,600	Suncor Energy, Inc.	473,184

		2,208,918

	Financials (13.2%)
2,200	American Express Co.	98,780
4,050	Aon Corp.	170,019
5,100	Berkshire Hathaway, Inc., Class B(a)	362,304
17,000	JPMorgan Chase & Co.	512,040
10,500	MetLife, Inc.	294,105
15,000	Morgan Stanley	202,500
6,270	Travelers Cos., Inc. (The)	305,537
15,500	Wells Fargo & Co.	373,860
18,600	Weyerhaeuser Co., REIT	289,230

		2,608,375

	Health Care (12.9%)
3,900	Abbott Laboratories	199,446
7,440	Amgen, Inc.	408,828
8,700	Express Scripts, Inc.(a)	322,509
5,100	Johnson & Johnson	324,921
9,900	Medtronic, Inc.	329,076
7,800	Merck & Co., Inc.	255,138
16,500	Pfizer, Inc.	291,720
9,600	St. Jude Medical, Inc.	347,424
1,500	Stryker Corp.	70,695

		2,549,757

	Industrials (8.2%)
4,290	FedEx Corp.	290,347
38,600	General Electric Co.	588,264

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
9,330	Honeywell International, Inc.	$409,680
42,900	Southwest Airlines Co.	344,916

		1,633,207

	Information Technology (23.7%)
2,011	Apple, Inc.(a)	766,553
32,600	Cisco Systems, Inc.	504,974
13,400	Corning, Inc.	165,624
750	Google, Inc., Class A(a)	385,785
12,000	Intel Corp.	255,960
1,890	International Business Machines Corp.	330,807
27,600	Microsoft Corp.	686,964
13,680	Oracle Corp.	393,163
5,860	QUALCOMM, Inc.	284,972
18,000	TE Connectivity, Ltd.	506,520
15,500	Texas Instruments, Inc.	413,075

		4,694,397

	Materials (2.8%)
30,000	Alcoa, Inc.	287,100
4,830	E.I. du Pont de Nemours & Co.	193,055
2,200	Freeport-McMoRan Copper & Gold, Inc.	66,990

		547,145

	Telecommunication Services (2.0%)
13,800	AT&T, Inc.	393,576

	Total Common Stocks (Cost $19,659,634)	19,239,202

EXCHANGE TRADED FUND (0.4%)
2,400	Utilities Select Sector Standard and Poors Depositary Receipt Fund	80,736

	Total Exchange Traded Fund (Cost $74,106)	80,736

INVESTMENT COMPANY (1.3%)
255,735	Federated Treasury Obligations Fund, Institutional Shares	255,735

	Total Investment Company (Cost $255,735)	255,735

Total Investments — 98.9% (Cost $19,989,475)		19,575,673
Net Other Assets (Liabilities) — 1.1%		216,385

NET ASSETS — 100.0%		$19,792,058

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity VIF (formerly known as BB&T Capital Manager Equity VIF)

Schedule of Portfolio Investments

September 30, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (53.5%)
25,963	Sterling Capital Equity Income Fund, Institutional Class	$344,532
6,827	Sterling Capital Equity Index Fund, Institutional Class	51,682
105,732	Sterling Capital International Fund, Institutional Class(a)	447,247
41,540	Sterling Capital Mid Value Fund, Institutional Class	474,797
95,042	Sterling Capital Select Equity Fund, Institutional Class	945,669
11,153	Sterling Capital Small Value Fund, Institutional Class(a)	120,681
14,192	Sterling Capital Special Opportunities Fund, Institutional Class(a)	221,400
288,655	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	288,655

	Total Affiliated Investment Companies (Cost $2,871,636)	2,894,663

NON-AFFILIATED INVESTMENT COMPANIES (10.1%)
29,635	Credit Suisse Commodity Return Strategy Fund	242,121
17,625	Harding, Loevner International Equity Portfolio	224,724
2,425	Lazard Emerging Markets Equity Portfolio	41,644
1,464	Oppenheimer Developing Markets Fund	41,710

	Total Non-Affiliated Investment Companies (Cost $566,089)	550,199

EXCHANGE TRADED FUNDS (38.2%)
4,824	iShares Dow Jones US Real Estate Index Fund	243,950
4,616	iShares MSCI EAFE Small Cap Index Fund	161,283
4,999	iShares MSCI EAFE Value Index Fund	207,409
12,304	iShares MSCI Emerging Markets Index Fund	431,501
2,766	iShares Russell 2000 Index Fund	177,715
9,397	iShares Russell Midcap Growth Index Fund	466,467
3,328	iShares S&P 500 Index Fund	378,360

	Total Exchange Traded Funds (Cost $2,094,396)	2,066,685

Total Investments — 101.8% (Cost $5,532,121)		5,511,547
Net Other Assets (Liabilities) — (1.8)%		(98,052)

NET ASSETS — 100.0%		$5,413,495

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities VIF (formerly known as BB&T Special Opportunities Equity VIF)

Schedule of Portfolio Investments

September 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.3%)
	Consumer Discretionary (10.3%)
86,000	Comcast Corp., Class A	$1,797,400
35,000	Ford Motor Co.(a)	338,450
27,500	Yum! Brands, Inc.	1,358,225

		3,494,075

	Consumer Staples (9.0%)
90,000	Dole Food Co., Inc.(a)(b)	900,000
17,000	Energizer Holdings, Inc.(a)	1,129,480
19,000	Kellogg Co.	1,010,610

		3,040,090

	Energy (8.4%)
13,500	Apache Corp.	1,083,240
11,000	EOG Resources, Inc.	781,110
4,000	Halliburton Co.	122,080
71,500	Weatherford International, Ltd.(a)	873,015

		2,859,445

	Financials (6.4%)
25,000	Charles Schwab Corp. (The)	281,750
5,500	CME Group, Inc.	1,355,200
15,000	Och-Ziff Capital Management Group LLC, Class A	136,950
13,000	State Street Corp.	418,080

		2,191,980

	Health Care (21.6%)
44,000	Gilead Sciences, Inc.(a)	1,707,200
19,000	McKesson Corp.	1,381,300
49,000	Merck & Co., Inc.	1,602,790
35,000	Teva Pharmaceutical Industries, Ltd., ADR	1,302,700
29,000	UnitedHealth Group, Inc.	1,337,480

		7,331,470

	Industrials (3.9%)
7,000	FedEx Corp.	473,760
13,500	L-3 Communications Holdings, Inc.	836,595

		1,310,355

	Information Technology (28.7%)
150,000	Activision Blizzard, Inc.	1,785,000
50,000	Adobe Systems, Inc.(a)	1,208,500
8,000	Akamai Technologies, Inc.(a)	159,040
84,000	Cisco Systems, Inc.	1,301,160
25,000	Corning, Inc.	309,000
92,000	Dell, Inc.(a)	1,301,800
46,000	eBay, Inc.(a)	1,356,540
29,000	Harris Corp.(b)	990,930

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
19,000	Intuit, Inc.(a)	$901,360
14,100	Itron, Inc.(a)	415,950

		9,729,280

	Materials (8.4%)
26,000	Newmont Mining Corp.	1,635,400
19,500	Teck Resources, Ltd., Class B	569,205
47,100	Yamana Gold, Inc.	643,386

		2,847,991

	Utilities (0.6%)
3,806	NextEra Energy, Inc.	205,600

	Total Common Stocks (Cost $32,056,833)	33,010,286

INVESTMENT COMPANY (2.5%)
833,830	Federated Treasury Obligations Fund, Institutional Shares	833,830

	Total Investment Company (Cost $833,830)	833,830

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.6%)
$1,544,248	BNY Mellon Overnight Government Fund	1,544,248

	Total Securities Held as Collateral for Securities on Loan (Cost $1,544,248)	1,544,248

Total Investments — 104.4% (Cost $34,434,911)		35,388,364
Net Other Assets (Liabilities) — (4.4)%		(1,478,093)

NET ASSETS — 100.0%		$33,910,271

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of
September 30, 2011.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)

Schedule of Portfolio Investments

September 30, 2011 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (1.9%)
$ 95,000	American Express Credit Account Master Trust, Series 2008-7, Class A, 1.529%, 3/15/16(a)	$97,107
200,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.289%, 1/15/16(a)	199,511
85,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.289%, 10/15/15(a)	84,958

	Total Asset Backed Securities (Cost $381,261)	381,576

COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)
116,506	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.182%, 4/25/35(a)	108,601
63,660	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	64,564
129,482	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	128,867
79,153	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	79,954
102,173	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	103,555
186,119	Fannie Mae, Series 2011-31, Class DA, 3.500%, 11/25/28(b)	194,178
71,723	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33(b)	77,233
68,137	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33(b)	72,487
246,562	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35(b)	256,692
110,001	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35(b)	117,847
53,226	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	55,187
63,173	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(b)	66,676
61,991	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25(b)	64,894
68,911	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	69,501
123,865	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	124,611
91,894	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	92,792
56,544	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.445%, 12/25/34(a)	48,315
148,453	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.520%, 6/25/34(a)	135,258
86,185	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	90,241
57,935	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	57,473
133,716	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.738%, 1/25/35(a)	117,501
138,179	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.724%, 10/25/35(a)	120,851

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE
	OBLIGATIONS — (continued)
$ 59,342	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$61,422

	Total Collateralized Mortgage Obligations (Cost $2,298,140)	2,308,700

COMMERCIAL MORTGAGE-BACKED SECURITIES (10.2%)
55,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(a)	57,652
14,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.330%, 11/10/42(a)	15,191
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.353%, 11/10/42(a)	38,121
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)	107,777
48,735	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	49,398
150,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	159,376
195,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.398%, 7/15/44(a)	200,424
95,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	99,885
90,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	90,640
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	132,636
101,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(c)	102,589
100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	106,242
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	158,311
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	28,039
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	236,908
80,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.647%, 3/12/44(a)	79,144
196,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	201,202
154,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	156,115

	Total Commercial Mortgage-Backed Securities (Cost $1,975,302)	2,019,650

Continued

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)

Schedule of Portfolio Investments — (continued)

September 30, 2011 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (36.0%)
	Consumer Discretionary (2.6%)
$ 74,000	CBS Corp., 8.875%, 5/15/19(d)	$94,510
154,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(d)	222,199
85,000	NBCUniversal Media LLC, 5.950%, 4/1/41	94,561
47,000	Nordstrom, Inc., 6.250%, 1/15/18	55,685
49,000	Walt Disney Co. (The), 1.350%, 8/16/16	48,320

		515,275

	Consumer Staples (3.6%)
103,000	Altria Group, Inc., 9.950%, 11/10/38	146,784
78,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	103,551
48,000	Coca-Cola Co. (The), 3.150%, 11/15/20	49,545
90,000	CVS Caremark Corp., 6.125%, 9/15/39	105,607
138,000	Lorillard Tobacco Co., 6.875%, 5/1/20(e)	153,032
48,000	Procter & Gamble Co. (The), 1.450%, 8/15/16	48,004
87,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41	107,184

		713,707

	Energy (3.2%)
65,000	Baker Hughes, Inc., 3.200%, 8/15/21(c)	65,503
74,000	BP Capital Markets PLC, 3.200%, 3/11/16	77,147
159,000	Energy Transfer Partners LP, 9.000%, 4/15/19(d)	191,529
142,000	NuStar Logistics LP, 7.650%, 4/15/18(d)	169,376
36,000	Occidental Petroleum Corp., 1.750%, 2/15/17	35,729
88,000	Schlumberger Investment SA, 3.300%, 9/14/21(c)	88,088

		627,372

	Financials (15.5%)
31,000	Aflac, Inc., 8.500%, 5/15/19	37,735
42,000	American International Group, Inc., 4.875%, 9/15/16	40,265
60,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16	60,392
137,000	Colonial Realty LP, 6.250%, 6/15/14	145,445
203,000	Credit Suisse AG, 5.400%, 1/14/20	195,024
130,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13(d)	136,515
100,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	105,000
135,000	General Electric Capital Corp., 2.950%, 5/9/16	135,298
82,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(d)	94,115
101,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	112,708
65,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	64,123
182,000	Health Care REIT, Inc., 4.950%, 1/15/21(d)	174,812
100,000	ING Bank NV, 4.000%, 3/15/16(c)	100,614
92,000	Jefferies Group, Inc., 8.500%, 7/15/19	102,321
48,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	47,756
180,000	JPMorgan Chase & Co., 4.350%, 8/15/21	181,891
47,000	KeyCorp, MTN, 5.100%, 3/24/21	47,428
172,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(c)	161,587
98,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	98,035
115,000	MetLife, Inc., 6.750%, 6/1/16	132,264
95,000	Morgan Stanley, 4.750%, 4/1/14	90,280
194,000	Morgan Stanley, MTN, 6.625%, 4/1/18(d)	192,460
31,000	PNC Funding Corp., 2.700%, 9/19/16	31,003
47,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	50,701

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$101,000	Scottrade Financial Services, Inc., 6.125%, 7/11/21(c)	$102,075
139,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	185,928
100,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18	96,649
64,000	Ventas Realty LP, REIT, 4.750%, 6/1/21(d)	61,464
58,000	WEA Finance LLC, 4.625%, 5/10/21(c)	55,384
22,000	XL Group, Ltd., 5.750%, 10/1/21(f)	21,937

		3,061,209

	Health Care (1.0%)
60,000	DENTSPLY International, Inc., 2.750%, 8/15/16	60,413
80,000	Stryker Corp., 2.000%, 9/30/16	80,386
62,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	62,864

		203,663

	Industrials (2.5%)
52,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	55,176
198,000	Corrections Corp. of America, 6.250%, 3/15/13(d)	198,000
57,000	Textron, Inc., 4.625%, 9/21/16	57,697
115,000	Verisk Analytics, Inc., 5.800%, 5/1/21(d)	129,105
58,000	Waste Management, Inc., 2.600%, 9/1/16	58,137

		498,115

	Information Technology (0.7%)
54,000	Applied Materials, Inc., 4.300%, 6/15/21	56,267
41,000	Intel Corp., 4.800%, 10/1/41	44,073
39,000	Oracle Corp., 5.375%, 7/15/40(c)	45,240

		145,580

	Materials (2.4%)
49,000	ArcelorMittal, 5.500%, 3/1/21	43,906
19,000	Bemis Co., Inc., 4.500%, 10/15/21(f)	19,228
233,000	Sealed Air Corp., 6.875%, 7/15/33(c)	202,532
83,000	Vale Overseas, Ltd., 6.875%, 11/21/36	89,524
105,000	Xstrata Finance Canada, Ltd., 5.800%, 11/15/16(c)	115,445

		470,635

	Telecommunication Services (3.6%)
135,000	America Movil SAB de CV, 6.375%, 3/1/35	145,800
62,000	AT&T, Inc., 3.875%, 8/15/21	63,777
100,000	Crown Castle International Corp., 9.000%, 1/15/15(d)	106,000
50,000	France Telecom SA, 4.125%, 9/14/21	49,705
54,000	Qwest Communications International, Inc., Series B, 7.500%, 2/15/14	54,000
98,000	Telecom Italia Capital SA, 7.721%, 6/4/38	93,438
82,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(d)	76,370
95,000	Verizon Communications, Inc., 6.350%, 4/1/19	114,240

		703,330

	Utilities (0.9%)
72,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	90,706
22,000	PSEG Power LLC, 2.750%, 9/15/16	21,901
66,000	Southern Co., 1.950%, 9/1/16	65,699

		178,306

	Total Corporate Bonds (Cost $7,051,694)	7,117,192

Continued

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)

Schedule of Portfolio Investments — (continued)

September 30, 2011 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (35.3%)
	Fannie Mae(b) (16.9%)
$ 12,827	4.500%, 10/1/18, Pool #752030	$13,740
5,857	5.500%, 12/1/20, Pool #831138	6,366
19,975	5.500%, 5/1/21, Pool #895628	21,712
22,599	5.000%, 10/1/25, Pool #255894	24,554
132,142	4.000%, 12/1/25, Pool #AH0973	139,546
760,774	3.500%, 6/1/26, Pool #AB3171	795,583
19,418	5.500%, 2/1/27, Pool #256600	21,127
15,754	6.000%, 9/1/34, Pool #790912	17,453
8,646	7.000%, 6/1/35, Pool #255820	9,924
43,667	5.000%, 11/1/35, Pool #842402	47,146
38,621	6.000%, 12/1/36, Pool #902054	42,533
21,820	6.000%, 1/1/37, Pool #906095	24,031
18,368	6.000%, 4/1/37, Pool #914725	20,189
36,131	6.000%, 7/1/37, Pool #256800	39,712
140,720	6.000%, 7/1/37, Pool #940807	154,669
5,753	6.000%, 9/1/37, Pool #955005	6,323
131,005	4.754%, 7/1/38, Pool #981430(a)	140,230
44,492	5.500%, 7/1/38, Pool #934323	48,353
92,528	5.000%, 1/1/39, Pool #995245	99,712
115,940	4.500%, 6/1/40, Pool #AD6432	123,156
81,729	5.000%, 6/1/40, Pool #AD4927	88,061
219,793	5.000%, 6/1/40, Pool #AD7860	236,822
81,796	5.000%, 6/1/40, Pool #AD8842	88,083
89,934	4.500%, 8/1/40, Pool #AE2305	95,532
151,134	5.000%, 9/1/40, Pool #AE0530	162,749
173,669	4.000%, 3/1/41, Pool #AH8824	182,206
99,616	4.500%, 3/1/41, Pool #AH8825	105,816
188,130	4.500%, 5/1/41, Pool #AI1023	199,839
235,397	4.500%, 5/1/41, Pool #AI1859	250,048
114,000	4.500%, 10/15/41(f)	120,929

		3,326,144

	Freddie Mac(b) (11.0%)
24,797	6.000%, 10/1/19, Pool #G11679	26,895
11,937	5.500%, 10/1/21, Pool #G12425	12,921
17,836	5.500%, 7/1/35, Pool #A36540	19,428
8,201	6.000%, 7/1/35, Pool #A36304	9,048
25,263	5.500%, 2/1/36, Pool #G08111	27,476
39,898	5.500%, 4/1/37, Pool #G08192	43,304
166,046	5.500%, 5/1/37, Pool #G03240	180,585
23,540	5.000%, 6/1/37, Pool #G03094	25,303
114,326	6.000%, 8/1/37, Pool #A64401	125,757
60,425	6.000%, 8/1/37, Pool #A64981	66,367
21,608	5.633%, 9/1/37, Pool #1Q0319(a)	23,389
76,228	6.500%, 12/1/37, Pool #A69955	84,791
14,122	5.500%, 1/1/38, Pool #A71523	15,327
245,588	5.500%, 10/1/38, Pool #G04814	266,555
175,506	4.500%, 1/1/40, Pool #A90764	185,896
368,511	5.500%, 1/1/40, Pool #G06021	399,973
162,591	3.776%, 7/1/40, Pool #1B4948(a)	171,433
237,518	5.000%, 7/1/40, Pool #A93070	255,297
78,855	5.000%, 7/1/40, Pool #C03487	84,757
143,247	4.000%, 9/1/40, Pool #A93643	150,170

		2,174,672

	Ginnie Mae (7.4%)
93,130	5.500%, 6/15/38, Pool #782333	102,991
270,120	5.500%, 1/15/39, Pool #646685	298,660
43,893	4.500%, 3/15/39, Pool #697957	47,858
336,710	4.500%, 2/15/40, Pool #737031	366,392
84,225	5.000%, 2/15/40, Pool #737037	92,588

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Ginnie Mae — (continued)
$270,703	4.500%, 9/20/40, Pool #4801	$293,889
74,000	5.000%, 10/15/41(f)	81,261
160,000	5.500%, 10/15/41(f)	176,750

		1,460,389

	Total Mortgage-Backed Securities (Cost $6,761,664)	6,961,205

MUNICIPAL BONDS (3.6%)
	California (1.8%)
65,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	81,313
30,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	31,013
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	252,934

		365,260

	New York (1.8%)
70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 10/31/11 @ 100 (G.O. of Authority), 5.500%, 7/15/15	70,221
95,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	107,835
155,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	173,363

		351,419

	Total Municipal Bonds (Cost $641,591)	716,679

U.S. TREASURY NOTES (3.5%)
352,000	2.125%, 8/15/21	358,216
253,000	4.500%, 8/15/39(d)	331,153

	Total U.S. Treasury Notes (Cost $616,121)	689,369

Shares
PREFERRED STOCKS (1.2%)
	Financials (1.2%)
4,200	Citigroup Capital XIII, 7.875%	110,922
4,999	Fifth Third Capital Trust VI, 7.250%	125,875

	Total Preferred Stocks (Cost $234,527)	236,797

Continued

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)

Schedule of Portfolio Investments — (continued)

September 30, 2011 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (0.7%)
128,686	Federated Treasury Obligations Fund, Institutional Shares	$128,686

	Total Investment Company (Cost $128,686)	128,686

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.7%)
$143,350	BNY Mellon Overnight Government Fund	143,350

	Total Securities Held as Collateral for Securities on Loan (Cost $143,350)	143,350

Total Investments — 104.8% (Cost $20,232,336)		20,703,204
Net Other Assets (Liabilities) — (4.8)%		(955,074)

NET ASSETS — 100.0%		$19,748,130

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2011. The maturity date reflected is the final maturity date.

(b)

On September 7, 2008, the Federal Housing FinanceAgency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Represents that all or a portion of the security was on loan as of September 30, 2011.
(f)	Represents securities purchased on a when-issued basis. At September 30, 2011, total cost of investments purchased on a when-issued basis was $421,426.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2011 (Unaudited)

1.	Organization:

The Sterling Capital Variable Insurance Funds (formerly known as BB&T Variable Insurance Funds) (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Select Equity VIF, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Sterling Capital Strategic Allocation Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying investment companies (including exchange traded funds), Sterling Capital Strategic Allocation Equity VIF invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. In addition, Sterling Capital Strategic Allocation Equity VIF’s exposure to underlying equity funds may include funds that invest in real estate or other similar securities and invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the underlying funds in which Sterling Capital Strategic Allocation Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of September 30, 2011.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2011 there were no significant changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2011 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2011 is as follows:

Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Select Equity VIF	$19,575,673(a)	$—	$—	$19,575,673
Sterling Capital Strategic Allocation Equity VIF	5,511,547(a)	—	—	5,511,547
Sterling Capital Special Opportunities VIF	33,844,116(a)	1,544,248(b)	—	35,388,364
Sterling Capital Total Return Bond VIF	128,686(c)	20,574,518(a)(b)	—	20,703,204

(a)	Industries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	All or part of the balance represents securities held as collateral for securities on loan.
(c)	Represents investment companies.

There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. In addition, ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. Finally, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

In April 2011, the FASB issued ASU No. 2011-03: Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2011 (Unaudited)

time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and The Bank of New York Mellon, the lending agent (“BNY Mellon Bank”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, BNY Mellon Bank is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. During the period, cash collateral received by a Fund was invested in BNY Mellon Institutional Cash Reserve Fund (“ICRF”), Series A and B, an unregistered investment pool managed by BNY Mellon Bank, which was invested in repurchase agreements and Lehman Brothers floating rate medium term notes. Cash collateral received by a Fund at September 30, 2011 was invested in the BNY Mellon Overnight Government Fund (formerly know as BNY Mellon ICRF Series A).

Effective July 1, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNY Mellon Bank and the Bank of NewYork Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Mellon ICRF Series B, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers and held by BNY Mellon ICRF Series B, and (ii) if certain conditions are met, each Fund will have the right to sell the defaulted securities to BNYMC at a price equal to 80% of par value. On September 29, 2011 the Funds recorded the sale of the defaulted securities to BNYMC at a price equal to 80% of par value.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the Sterling Capital or the Distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. As of September 30, 2011, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Cash Collateral	Average Value on Loan for the period ended September 30, 2011
Sterling Capital Special Opportunities VIF	$1,449,180	$1,544,248	$1,026,240
Sterling Capital Total Return Bond VIF	137,039	143,350	31,817

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to make distributions of net investment income and net

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2011 (Unaudited)

realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Investments in Affiliated Issuers:

A summary of the Sterling Capital Strategic Allocation Equity VIF’s transactions in the shares of affiliated issuers during the period ended September 30, 2011 is set forth below:

	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011
Sterling Capital Equity Income Fund, Institutional Class	35,249	—	9,286	25,963	$344,532
Sterling Capital Equity Index Fund, Institutional Class	8,757	72	2,002	6,827	51,682
Sterling Capital International Fund, Institutional Class	116,664	4,348	15,280	105,732	447,247
Sterling Capital Mid Value Fund, Institutional Class	60,431	224	19,115	41,540	474,797
Sterling Capital Select Equity Fund, Institutional Class	115,999	—	20,957	95,042	945,669
Sterling Capital Small Value Fund, Institutional Class	16,167	232	5,246	11,153	120,681
Sterling Capital Special Opportunities Fund, Institutional Class	18,042	—	3,850	14,192	221,400
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	155,712	22,170,543	22,037,600	288,655	288,655

Total Affiliates	527,021	22,175,419	22,113,336	589,104	$2,894,663

4.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2010, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity VIF	$19,677,086	2016
Sterling Capital Select Equity VIF	3,263,903	2017
Sterling Capital Strategic Allocation Equity VIF	2,272,242	2016
Sterling Capital Strategic Allocation Equity VIF	1,989,928	2017
Sterling Capital Strategic Allocation Equity VIF	1,467,590	2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

Under current tax law, capital losses after October 31st of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital losses, which were treated as arising on the first business day of the current fiscal year:

Post- October Capital Losses
Sterling Capital Strategic Allocation Equity VIF	$6,016

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2011 (Unaudited)

At September 30, 2011, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Gross Unrealized Appreciation	Tax Gross Unrealized Depreciation	Net Tax Gross Unrealized Appreciation (Depreciation)
Sterling Capital Select Equity VIF	$20,180,626	$1,433,070	$(2,038,023)	$(604,953)
Sterling Capital Strategic Allocation Equity VIF	6,023,774	198,364	(710,591)	(512,227)
Sterling Capital Special Opportunities VIF	34,490,766	4,282,483	(3,384,885)	897,598
Sterling Capital Total Return Bond VIF	20,245,846	638,276	(180,918)	457,358

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	11/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	11/22/11

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer (principal financial officer)

Date	11/22/11